Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based compensation [Line Items]
Summary of the restricted share units activity

	Number of restricted shares	Weighted average grant-date fair value (US$)

Outstanding, December 31, 2015	36,283,602	2.3535

Granted	1,530,008	1.8618
Forfeited	(4,628,202)	2.7386
Vested	(12,229,688)	2.0151

Outstanding, December 31, 2016	20,955,720	2.4320

Granted	22,090,030	5.3001
Forfeited	(4,007,728)	2.5561
Vested	(8,163,878)	2.3227

Outstanding, December 31, 2017	30,874,144	4.4969

Granted	11,977,794	4.7052
Forfeited	(5,115,304)	4.6843
Vested	(12,507,000)	3.6776

Outstanding, December 31, 2018	25,229,634	4.9639

Expected to vest at December 31, 2018	23,742,895	4.9552

Schedule Of Restricted Stock Units
The following table summarizes the activity of restricted share units for the year ended December 31, 2018:

	Number of restricted share units	Weighted average grant-date fair value (US$)

Outstanding, January 1, 2016, December 31, 2016 and 2017	-	-
Granted	4,193,685	9.0242
Forfeited	(76,500)	7.1600
Vested	(10,000)	19.5900

Outstanding, December 31, 2018	4,107,185	9.0331

Expected to vest at December 31, 2018	3,795,535	8.9944

Pre-2009 Scheme Options [Member]
Share-based compensation [Line Items]
Share-based Compensation, Stock Options, Activity
Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)

Outstanding, January 1, 2018	-	-	-
Granted	10,934,300	4.7025	5.29

Outstanding, December 31, 2018	10,934,300	4.7025	5.29	-

Expected to vest at December 31, 2018	10,934,300	4.7025	5.29	-
Exercisable at December 31, 2018	-	-	-	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

Weighted average fair value per option granted	US$	2.6425
Weighted average exercise price	US$	4.7025
Weighted average Risk-free interest rate (1)		2.77%
Expected term (in year) (2)		5-6
Expected volatility (3)		57%
Dividend yield (4)		-

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on US Treasury Bonds of similar tenor at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the Company at the valuation dates.
(4)
The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

2017 Share Incentive Plan
Share-based compensation [Line Items]
Share-based Compensation, Stock Options, Activity

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)

As at January 1, 2016 and December 31, 2016	-	-	-	-
Granted	11,737,705	2.5500
Forfeited	(18,000)	2.5500

As at December 31, 2017	11,719,705	2.5500	9.75	2,227
Granted	6,138,353	2.4672
Forfeited	(75,000)	2.5500
Cancelled	(262,503)	2.5500

As at December 31, 2018	17,520,555	2.5210	8.82	227,049
Expected to vest at December 31, 2018	13,982,830	2.5338	8.87	181,024
Exercisable as of December 31, 2018	2,736,927	2.4572	8.63	35,642

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	2017		2018

Weighted average fair value per option granted	US$	1.3798	US$	5.2130
Weighted average exercise price	US$	2.55	US$	2.47
Risk-free interest rate (1)		2.25%		2.83%
Expected term (in year) (2)		10		10
Expected volatility (3)		55%		55%
Dividend yield (4)		-		-

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	Huya has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on Huya’s expected dividend policy over the expected term of the option.